T. ROWE PRICE RETIREMENT INCOME 2020

	March 31, 2019	(Unaudited)

	$ Value $ Purchase		$ Sales		$ Value
Portfolio of Investments(1)	12/31/18	Cost	Cost	Shares	3/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 58.3%
T. Rowe Price Funds:
Equity Index 500 Fund	5,022	986	650	80,329	6,064
Growth Stock Fund	1,669	261	214	30,275	2,006
Value Fund	1,701	181	243	54,720	1,881
Overseas Stock Fund	1,614	173	203	173,211	1,767
International Stock Fund	1,454	161	197	96,750	1,636
International Value Equity Fund	1,560	161	305	122,041	1,596
Emerging Markets Stock Fund	909	198	122	26,476	1,131
Mid-Cap Growth Fund	790	88	101	10,293	914
Mid-Cap Value Fund	704	119	104	30,120	814
New Horizons Fund(2)	525	56	94	10,328	602
Small-Cap Stock Fund(2)	471	54	62	11,354	551
Small-Cap Value Fund	437	67	63	11,275	507
Real Assets Fund	392	44	48	38,765	441
Total Equity Mutual Funds (Cost $19,730)					19,910

BOND MUTUAL FUNDS 41.5%
T. Rowe Price Funds:
New Income Fund	5,343	562	840	556,421	5,219
Limited Duration Inflation Focused
Bond Fund	2,547	413	291	549,527	2,720
International Bond Fund (USD
Hedged)	1,574	167	239	160,265	1,563
Emerging Markets Bond Fund	1,283	145	145	117,693	1,372
U.S. Treasury Long-Term Fund	1,216	125	193	94,058	1,197
Dynamic Global Bond Fund	1,159	120	170	117,773	1,101
High Yield Fund	558	218	74	113,494	736
Floating Rate Fund	384	31	160	27,856	269
Total Bond Mutual Funds (Cost $14,170)					14,177

T. ROWE PRICE RETIREMENT INCOME 2020

	$ Value $ Purchase		$ Sales		$ Value
	12/31/18	Cost	Cost	Shares	3/31/19
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.2%
T. Rowe Price Funds:
U.S. Treasury Money Fund, 2.21%(3)	141	330	410	61,358	61
Total Short-Term Investments (Cost $61)					61

Total Investments in Securities 100.0%
(Cost $33,961)					$34,148
Other Assets Less Liabilities 0.0%					1

Net Assets 100.0%					$34,149

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the I
	Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.

(2)	Non-income producing
(3) Seven-day yield

T. ROWE PRICE RETIREMENT INCOME 2020

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(9)	$(8)	$7
Emerging Markets Bond Fund	(14)	89	18
Emerging Markets Stock Fund	(11)	146	—
Equity Index 500 Fund	(21)	706	34
Floating Rate Fund	(4)	14	4
Growth Stock Fund	(19)	290	—
High Yield Fund	(4)	34	9
International Bond Fund (USD
Hedged)	(13)	61	8
International Stock Fund	(31)	218	—
International Value Equity Fund	(47)	180	—
Limited Duration Inflation
Focused Bond Fund	(8)	51	6
Mid-Cap Growth Fund	(11)	137	—
Mid-Cap Value Fund	(18)	95	—
New Horizons Fund	(7)	115	—
New Income Fund	(27)	154	40
Overseas Stock Fund	(27)	183	—
Real Assets Fund	(3)	53	—
Small-Cap Stock Fund	(7)	88	—
Small-Cap Value Fund	(10)	66	—
U.S. Treasury Long-Term Fund	(3)	49	8
Value Fund	(33)	242	—
U.S. Treasury Money Fund	—	—	—
Totals	$(327)#	$2,963	$134+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $134 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT INCOME 2020
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement Income 2020 (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On March 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.